CAPITAL AND RESERVES - RSU, PSU, DSU Plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) EquityInstruments
Authorized share capital
Restricted share unit liability | $	$ 2,766	$ 2,766	$ 3,811	$ 3,811
Deferred share unit liability | $	2,980	$ 2,980	1,745	1,745
RSU's
Authorized share capital
Vesting term (in years)		3 years
Restricted share unit liability | $	$ 2,535	$ 2,535	$ 2,887	2,887
Share-based compensation - expensed | $		$ 2,074		$ 4,556
Activity
Outstanding beginning balance (in equity instruments) | EquityInstruments		404,523		741,886
Granted (in equity instruments) | EquityInstruments		463,971
Settled (in equity instruments) | EquityInstruments		(231,235)		(297,062)
Forfeited (in equity instruments) | EquityInstruments		(224,894)		(40,301)
Outstanding ending balance (in equity instruments) | EquityInstruments		412,365		404,523
Outstanding beginning of year (in dollars per equity instruments) | $ / shares	$ 14.44		$ 11.31
Granted weighted fair value (in dollars per equity instruments) | $ / shares	11.99
Settled weighted fair value (in dollars per equity instruments) | $ / shares	14.32		13.54
Forfeited weighted fair value (in dollars per equity instruments) | $ / shares	14.91		12.87
Outstanding end of year (in dollars per equity instruments) | $ / shares	$ 14.55		$ 14.44
PSU's
Authorized share capital
Restricted share unit liability | $	$ 231	$ 231	$ 924	$ 924
Share-based compensation - expensed | $		$ 678		$ 667
Activity
Outstanding beginning balance (in equity instruments) | EquityInstruments		166,085		166,085
Granted (in equity instruments) | EquityInstruments		222,860
Settled (in equity instruments) | EquityInstruments		(9,665)
Forfeited (in equity instruments) | EquityInstruments		(278,308)
Outstanding ending balance (in equity instruments) | EquityInstruments		100,972		166,085
Outstanding beginning of year (in dollars per equity instruments) | $ / shares	$ 14.44		$ 11.31
Granted weighted fair value (in dollars per equity instruments) | $ / shares	12.21
Settled weighted fair value (in dollars per equity instruments) | $ / shares	14.71
Forfeited weighted fair value (in dollars per equity instruments) | $ / shares	14.96
Outstanding end of year (in dollars per equity instruments) | $ / shares	$ 14.55		$ 14.44
PSU's | Minimum
Authorized share capital
Units issued as percent to number granted		0.00%
PSU's | Maximum
Authorized share capital
Units issued as percent to number granted		200.00%
DSU's
Authorized share capital
Deferred share unit liability | $	$ 2,980	$ 2,980	$ 1,745	$ 1,745
Share-based compensation - expensed | $		$ 1,097		$ 683
Activity
Outstanding beginning balance (in equity instruments) | EquityInstruments		156,825		117,587
Granted (in equity instruments) | EquityInstruments		103,184		39,238
Outstanding ending balance (in equity instruments) | EquityInstruments		260,009		156,825
Outstanding beginning of year (in dollars per equity instruments) | $ / shares	$ 14.45		$ 11.57
Granted weighted fair value (in dollars per equity instruments) | $ / shares	12.51		12.36
Outstanding end of year (in dollars per equity instruments) | $ / shares	$ 14.59		$ 14.45